Stock Options Fair Value Assumptions (Detail) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	19.00%	20.00%	20.00%
Expected life (in years)	5 years 6 months	5 years 6 months	5 years 6 months
Risk-free interest rate	2.10%	1.40%	1.70%
Dividend yield	1.00%	1.20%	2.90%
Fair value per stock option	$ 10	$ 7	$ 9